Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 36,895	$ 24,406
Accretion of senior notes	1,481	2,245
Loss on extinguishment of Senior Notes 2026	0	11,463
Accretion of lease obligations	241	672
Accretion of provisions	2,074	2,171
Total	$ 40,691	$ 40,957